Share-Based Compensation And Other Related Information - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year	Dec. 31, 2017 CAD ($) year
Disclosure of share-based payment arrangements [Abstract]
Expected life | year	4.0	4.0
Expected volatility	43.80%	41.90%
Expected dividend yield	2.10%	2.60%
Risk-free interest rate	2.50%	2.20%
Weighted average exercise price (CAD$)	$ 17.53	$ 18.64
Weighted average fair value (CAD$)	$ 5.90	$ 5.30